Document and Entity Information	Mar. 21, 2020
Cover [Abstract]
Entity Registrant Name	MGM Resorts International
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000789570
Document Period End Date	Mar. 21, 2020
Entity Emerging Growth Company	false
Entity File Number	001-10362
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0215232
Entity Address, Address Line One	3600 Las Vegas Boulevard South
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	693-7120
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01)
Trading Symbol	MGM
Security Exchange Name	NYSE